Related Party transactions - Transactions and Balances Amount Due to Related Parties (Parenthetical) (Details) - USD ($)	1 Months Ended
	May 31, 2020	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 26, 2019	Nov. 12, 2019	Apr. 11, 2018	Oct. 17, 2017	Sep. 18, 2017
Loan Agreements | Founder
Related Party Transaction [Line Items]
Number of shares guaranteed for payment obligations	4,000,000
Founders, Members of Founders Immediate Families and Special Purpose Vehicles Controlled by Founders and Shareholders
Related Party Transaction [Line Items]
Payables due to related parties		$ 708		$ 5,511,642
Techlong International Investment Limited
Related Party Transaction [Line Items]
Due to related party		$ 7,400,000		$ 8,721,819
Techlong International Investment Limited | Class A-2 (Round B) Preferred Shares
Related Party Transaction [Line Items]
Principle amount of loan						$ 2,000,000	$ 3,000,000	$ 1,500,000	$ 1,500,000
Interest rate of loan			8.00%			8.00%	6.00%	6.00%	6.00%
Techlong International Investment Limited | Class A Ordinary Shares | Loan Agreements
Related Party Transaction [Line Items]
Principle amount of loan	$ 8,000,000
Delta Capital Growth Fund II, L.P | Class A Ordinary Shares
Related Party Transaction [Line Items]
Principle amount of loan					$ 2,000,000
Interest rate of loan					10.00%